Vessel Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel
Analysis of income and expense [abstract]
Vessels that earned revenue in long-term time-charter contracts | vessel	5	6	6
Pool revenue	$ 458,730	$ 485,003	$ 697,406
Time charter revenue	37,411	36,694	19,714
Voyage revenue (spot market)	16,591	0	38,441
Other revenue	0	1,050	150
Revenue	$ 512,732	$ 522,747	$ 755,711